Capital Lease Liabilities (Tables)	12 Months Ended
Sep. 30, 2020
Capital Lease Liabilities
Schedule of Maturities of the Company's Capital Lease Liabilities	The maturities of the Company’s capital lease liabilities is as follows:
US$
Year ending September 30,
2021	$33,389
Total	$33,389